Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,297,108.45

Principal:
Principal Collections	$11,987,418.78
Prepayments in Full	$7,126,807.48
Liquidation Proceeds	$207,169.14
Recoveries	$29,233.58
Sub Total	$19,350,628.98
Collections	$20,647,737.43

Purchase Amounts:
Purchase Amounts Related to Principal	$211,747.97
Purchase Amounts Related to Interest	$1,200.16
Sub Total	$212,948.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,860,685.56

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$20,860,685.56
Servicing Fee	$307,900.81	$307,900.81	$0.00	$0.00	$20,552,784.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,552,784.75
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,552,784.75
Interest - Class A-3 Notes	$78,951.60	$78,951.60	$0.00	$0.00	$20,473,833.15
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$20,420,450.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,420,450.90
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$20,393,887.90
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,393,887.90
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$20,372,321.90
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,372,321.90
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$20,337,781.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,337,781.23
Regular Principal Payment	$18,790,801.71	$18,790,801.71	$0.00	$0.00	$1,546,979.52
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,546,979.52
Residuel Released to Depositor	$0.00	$1,546,979.52	$0.00	$0.00	$0.00
Total		$20,860,685.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,790,801.71
Total					$18,790,801.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,790,801.71	$57.61	$78,951.60	$0.24	$18,869,753.31	$57.85
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$18,790,801.71	$17.51	$215,003.52	$0.20	$19,005,805.23	$17.71

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$185,768,466.05	0.5694925	$166,977,664.34	0.5118874
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$355,018,466.05	0.3308499	$336,227,664.34	0.3133383

Pool Information
Weighted Average APR	4.101%	4.095%
Weighted Average Remaining Term	35.48	34.67
Number of Receivables Outstanding	25,246	24,588
Pool Balance	$369,480,973.75	$349,800,618.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$355,080,439.46	$336,227,664.34
Pool Factor	0.3371028	0.3191471

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$13,572,953.96
Targeted Overcollateralization Amount	$13,572,953.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,572,953.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	26

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		73	$147,212.08
(Recoveries)		67	$29,233.58
Net Losses for Current Collection Period			$117,978.50
Cumulative Net Losses Last Collection Period			$4,884,676.17
Cumulative Net Losses for all Collection Periods			$5,002,654.67

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.38%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.19%	441	$7,671,257.52
61-90 Days Delinquent	0.27%	49	$945,227.88
91-120 Days Delinquent	0.08%	13	$297,075.68
Over 120 Days Delinquent	0.19%	32	$677,338.96
Total Delinquent Receivables	2.74%	535	$9,590,900.04

Repossession Inventory:
Repossessed in the Current Collection Period		22	$434,226.57
Total Repossessed Inventory		32	$639,124.70

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7013%
Preceding Collection Period			0.4340%
Current Collection Period			0.3937%
Three Month Average			0.5097%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2987%
Preceding Collection Period			0.3406%
Current Collection Period			0.3823%
Three Month Average			0.3405%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer